Inventories - Schedule of Capitalized Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 4,426	$ 0
Work in process	25,221	0
Finished goods	0	0
Total	$ 29,647	$ 0